SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020	Jan. 01, 2019
Property, Plant and Equipment [Line Items]
Cash equivalents	$ 0		$ 0		$ 0
Federal depository insurance coverage	250,000		250,000		250,000
Allowance for doubtful accounts receivable	45,901		45,901		38,000	$ 52,400
Operating Lease, Right-of-Use Asset	1,557,443		1,557,443		1,533,010	490,984
Operating Lease, Liability, Current	332,519		332,519		307,013	151,867
Noninterest Expense Offering Cost					307,494	98,198
Accumulated deficit	20,586,755		20,586,755		12,291,899	6,195,044
Net Income (Loss) Available to Common Stockholders, Basic					6,194,828	2,665,779
Net Cash Provided by (Used in) Operating Activities			2,477,014	$ 818,172	$ 1,391,938	1,523,262
Commitments from Franchise Agreements					As a result, all of our corporate and franchised Simplicity Gaming Centers had been closed effective April 1, 2020. Although our franchise agreements with franchisees of Simplicity Gaming Centers require a minimum monthly royalty payment to us from the franchisees regardless of whether the franchised Simplicity Gaming Centers are operating, there is a potential risk that franchisees of Simplicity Gaming Centers will default in their obligations to pay their minimum monthly royalty payment to us
Gross Profit	78,093		151,342
Cost of Goods and Services Sold	536,603	$ 186,280	1,629,119	367,697	$ 1,014,310	591,541
Gross Profit	351,908	242,199	1,008,047	557,929	537,613	269,869
Working capital deficit	2,548,029		2,548,029
Net loss	2,015,457	2,986,727	$ 8,446,927	4,671,520	$ 6,194,828	$ 2,665,779
Franchise [Member]
Property, Plant and Equipment [Line Items]
Finite lived intangible asset, useful life			10 years
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Cost of Goods and Services Sold		108,187		216,355
Gross Profit		$ 320,292		$ 709,271
Accounting Standards Update 2016-02 [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Right-of-Use Asset	$ 1,557,443		$ 1,557,443				$ 110,003
Operating Lease, Liability, Current							$ 107,678
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			3 years		3 years
Finite lived intangible asset, useful life			2 years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			5 years		5 years
Finite lived intangible asset, useful life			10 years		5 years
Simplicity One Brasil Ltd [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	76.00%		76.00%		76.00%
Simplicity Happy Valley, LLC and Simplicity Redmond, LLC [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	79.00%		79.00%		79.00%
Simplicity El Paso [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage					51.00%
Simplicity ElPaso LLC [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	51.00%		51.00%